Quarterly Results	12 Months Ended
Feb. 01, 2014
Quarterly Results

20. Quarterly Results (Unaudited)

In the opinion of the Company’s management, the accompanying unaudited interim Consolidated Financial Statements contain all adjustments which are necessary for a fair presentation of the quarters presented. The operating results for any quarter are not necessarily indicative of the results of any future quarter.

	(in thousands, except share data)
Year ended February 1, 2014:	Quarter Ended
	May 4, 2013	August 3, 2013	November 2, 2013	February 1, 2014
Net Sales	$1,065,013	$963,711	$1,064,502	$1,334,277
Gross Margin(1)	397,361	363,391	414,865	555,929
Net Income (Loss)	(5,563)	(25,014)	(16,857)	63,584
Net Income (Loss) Per Share—Basic(2)(3):
Class L Stockholders	7.91	8.01	8.04	—
Common Stockholders	(0.09)	(0.13)	(0.12)	0.86
Net Income (Loss) Per Share—Diluted(2)(3):
Class L Stockholders	7.91	8.01	8.04	—
Common Stockholders	(0.09)	(0.22)	(0.12)	0.84

	(in thousands, except share data)
Year ended February 2, 2013:	Quarter Ended
	April 28, 2012	July 28, 2012	October 27, 2012	February 2, 2013(4)
Net Sales	$982,422	$864,181	$967,894	$1,316,882
Gross Margin(1)	362,537	320,632	373,505	544,581
Net Income (Loss)	(3,940)	(31,257)	(7,447)	67,945
Net Income (Loss) Per Share—Basic(2)(3):
Class L Stockholders	6.73	6.95	7.12	7.96
Common Stockholders	(0.08)	(0.13)	(0.09)	0.05
Net Income (Loss) Per Share—Diluted(2)(3):
Class L Stockholders	6.73	6.95	7.12	7.96
Common Stockholders	(0.08)	(0.14)	(0.09)	0.05

(1)	Gross margin is equal to net sales less cost of sales.
(2)	Quarterly EPS results may not equal full year amounts due to rounding
(3)	All per share amounts have been adjusted for the 11-for-1 stock split effective immediately prior to the Company’s initial public offering, which was completed on October 7, 2013.
(4)	The quarter ended February 2, 2013 consisted of 14-weeks; all other quarters presented consisted of 13 weeks.